                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 123                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 123                                               [X]

                     (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: March 1, 2008

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 1st day of
July, 2008.

                              AMERICAN CENTURY MUTUAL FUNDS, INC.
                                  (Registrant)

                              By: *
                                  -----------------------------------------
                                  JONATHAN S. THOMAS
                                  PRESIDENT

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                          DATE
---------                         -----                          ----

*                            President and Director         July 1, 2008
----------------------
Jonathan S. Thomas

*                            Vice President,                July 1, 2008
----------------------       Treasurer and Chief
Robert J. Leach              Financial Officer

*                            Vice Chairman of the           July 1, 2008
----------------------       Board and Director
James E. Stowers, Jr.

*                            Director                       July 1, 2008
----------------------
Thomas A. Brown

*                            Director                       July 1, 2008
----------------------
Andrea C. Hall, Ph.D.

*                            Director                       July 1, 2008
----------------------
James A. Olson

*                            Chairman of the                July 1, 2008
----------------------       Board and Director
Donald H. Pratt

*                            Director                       July 1, 2008
----------------------
Gale E. Sayers

*                            Director                       July 1, 2008
----------------------
M. Jeannine Strandjord

                             Director                       July 1, 2008
----------------------
John R. Whitten

*By:  /s/ Christine J. Crossley
      ----------------------------------------
      Christine J. Crossley
      Attorney-in-Fact (pursuant to a
      Power of Attorney dated
      August 24, 2007)

     Users of this  data are  advised  pursuant  to the  rules  and  regulations governing  the filing of  voluntary  XBRL  disclosure  that the  following  XBRL documents are not the official  publicly  filed  disclosure of American  Century
Mutual Funds,  Inc. The purpose of submitting these XBRL formatted  documents is to test the related format and  technology  and, as a result,  investors  should continue  to  rely on the  official  version  of the  furnished  documents  (SEC
Accession  Number  0000100334-08-000008)  and not  rely on this  information  in making investment decisions.

                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION OF DOCUMENT
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EX-100.INS          XBRL Instance Document

EX-100.SCH          XBRL Taxonomy Extension Schema Document

EX-100.DEF          XBRL Taxonomy Extension Definition Linkbase Document

EX-100.LAB          XBRL Taxonomy Extension Labels Linkbase Document